Loss Before Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Domestic	$ (10,035,313)	$ (10,498,950)
Foreign	(2,236,973)	(4,635,665)
Total	$ (12,272,286)	$ (15,134,615)